Schedule of statement of profit or loss and other comprehensive income of the parent entity (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Loss for the year	$ (4,314,231)	$ (1,941,033)	$ (3,891,586)
Total comprehensive loss for the year	(4,324,835)	(1,938,010)	(3,914,596)
Parent [member]
IfrsStatementLineItems [Line Items]
Loss for the year	(4,314,231)	(1,941,033)	(3,891,586)
Total comprehensive loss for the year	$ (4,314,231)	$ (1,941,033)	$ (3,891,586)